Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Lawsuits	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 26, 2013 acre
Loss Contingencies [Line Items]
Lease agreement period			5 years		5 years
Number of lawsuits			3
Capitalized leasehold costs	$ 1.7		$ 1.7
Rent expense	$ 0.1	$ 0	$ 0.2	$ 0	$ 0.1	$ 0
Lease agreement, term			The Company leases office space under operating leases that expire between the years 2015-2018.		The Partnership entered into a lease agreement for office space for the corporate headquarters in April 2013 with a current term of five years, ending April 2018. This lease includes an option to cancel the lease if the landlord does not deliver additional space within one year.
Oxford [Member]
Loss Contingencies [Line Items]
Area of leasehold property held	46,549		46,549				181,000
Oxford [Member] | Modification to Lease [Member]
Loss Contingencies [Line Items]
Area of leasehold property held	31,040		31,040
Oxford [Member] | Unpredicted Modification to Lease [Member]
Loss Contingencies [Line Items]
Area of leasehold property held	15,509		15,509
Other Lawsuit [Member]
Loss Contingencies [Line Items]
Area of leasehold property held	230		230